File Nos. 033-13247

811-05071

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 67 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 67 [X]

SATURNA INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1300 North State Street, Bellingham, Washington 98225

(Address of Principal Executive Offices)

(360) 734-9900

(Registrant’s Telephone Number)

Elliot S. Cohen, Esq.

1300 North State Street, Bellingham, Washington 98225

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on March 30, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A for Saturna Investment Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying until March 30, 2026 the effectiveness of the registration statement filed in Post-Effective Amendment No. 66 ("PEA No. 66") with the Commission via EDGAR Accession No. 0001398344-26-000896 on January 20, 2026, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 66 by means of this filing, Parts A, B and C of PEA No. 66 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, and the State of Washington, on the 20th day of March, 2026.

SATURNA INVESTMENT TRUST

By:	/s/ Jane K. Carten
Jane K. Carten, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jane K. Carten	President; Trustee	March 20, 2026
Jane K. Carten	(Principal Executive Officer)

/s/ Christopher R. Fankhauser	Treasurer; Chief Financial Officer	March 20, 2026
Christopher R. Fankhauser	(Principal Accounting Officer)

/s/ Marina E. Adshade**	Trustee	March 20, 2026
Marina E. Adshade

/s/ Ronald H. Fielding**	Trustee	March 20, 2026
Ronald H. Fielding

/s/ Gary A. Goldfogel**	Trustee	March 20, 2026
Gary A. Goldfogel

/s/ James V. McKinney**	Trustee	March 20, 2026
James V. McKinney

/s/ Sarah E.D. Rothenbuhler**	Trustee	March 20, 2026
Sarah E.D. Rothenbuhler

**By	/s/ Jane K. Carten
Jane K. Carten, Attorney-in-fact